PGIM Jennison Financial Services Fund
Schedule of Investments  (unaudited)
as of August 31, 2026
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Asset Management & Custody Banks 8.2%
Acadian Asset Management, Inc.	53,016	$4,994,107
Ares Management Corp. (Class A Stock)	19,819	2,837,486
KKR & Co., Inc.	21,785	2,390,250
TPG, Inc.	52,011	2,814,836
		13,036,679
Diversified Banks 24.8%
Bank of America Corp.	163,568	10,131,402
JPMorgan Chase & Co.	51,214	18,233,207
PNC Financial Services Group, Inc. (The)	22,212	5,322,662
Wells Fargo & Co.	65,364	5,646,796
		39,334,067
Financial Exchanges & Data 4.4%
Miami International Holdings, Inc.*	61,808	2,649,709
Moody’s Corp.	8,456	4,267,236
		6,916,945
Insurance Brokers 3.7%
Marsh & McLennan Cos., Inc.	30,836	5,852,673
Investment Banking & Brokerage 13.0%
Goldman Sachs Group, Inc. (The)	10,114	10,375,953
Houlihan Lokey, Inc.	22,482	2,996,626
LPL Financial Holdings, Inc.	8,930	3,305,305
Marex Group Ltd. (Bermuda)	53,850	3,903,048
		20,580,932
Life & Health Insurance 6.5%
Lincoln National Corp.	93,415	3,978,545
MetLife, Inc.	67,219	6,397,232
		10,375,777
Mortgage REITs 1.3%
Ladder Capital Corp., REIT	215,477	2,111,675
Property & Casualty Insurance 4.3%
Chubb Ltd.	20,181	6,833,286
Regional Banks 12.8%
Ameris Bancorp	38,031	3,204,112
Columbia Financial, Inc.	139,961	1,626,347
East West Bancorp, Inc.	22,896	2,904,587
Eastern Bankshares, Inc.	78,637	1,726,868
Enterprise Financial Services Corp.	36,777	2,325,410
First Bancorp	48,297	3,063,479
Truist Financial Corp.	66,640	3,304,011
Wintrust Financial Corp.	14,532	2,185,031
		20,339,845
Reinsurance 1.9%
RenaissanceRe Holdings Ltd. (Bermuda)	9,320	3,053,605

PGIM Jennison Financial Services Fund
Schedule of Investments  (unaudited) (continued)
as of August 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Transaction & Payment Processing Services 18.1%
Flywire Corp.*	168,073	$3,174,899
Mastercard, Inc. (Class A Stock)	17,247	10,163,829
Toast, Inc. (Class A Stock)*	79,176	2,699,110
Visa, Inc. (Class A Stock)	33,287	12,628,089
		28,665,927

Total Long-Term Investments (cost $79,964,770)		157,101,411

Short-Term Investment 1.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $1,760,903)(wb)	1,760,903	1,760,903

TOTAL INVESTMENTS 100.1% (cost $81,725,673)		158,862,314
Liabilities in excess of other assets (0.1)%		(230,696)

Net Assets 100.0%		$158,631,618

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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